Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-I
Statement to Securityholders
Determination Date: July 10, 2019

Payment Date	7/15/2019
Collection Period Start	6/1/2019
Collection Period End	6/30/2019
Interest Period Start	6/17/2019
Interest Period End	7/14/2019

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$198,306,163.40	$35,615,740.68	$162,690,422.72	0.683573	Jun-20
Class A-2 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Apr-22
Class A-3 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$1,185,836,163.40	$35,615,740.68	$1,150,220,422.72

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,212,342,862.98	$1,176,142,194.99	0.940914
YSOC Amount	$23,655,761.38	$22,857,937.22
Adjusted Pool Balance	$1,188,687,101.60	$1,153,284,257.77
Overcollaterization Amount (Adjusted Pool Balance - Note Balance)	$2,850,938.20	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$198,306,163.40	2.50668%	ACT/360	$386,625.63
Class A-2 Notes	$410,000,000.00	2.58000%	30/360	$881,500.00
Class A-3 Notes	$410,000,000.00	2.51000%	30/360	$857,583.33
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$1,185,836,163.40			$2,496,796.63

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,212,342,862.98	$1,176,142,194.99
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,188,687,101.60	$1,153,284,257.77
Number of Receivable Outstanding	65,062	64,191
Weight Average Contract Rate	4.43%	4.43%
Weighted Average Remaining Term (months)	57	56

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,377,529.85
Principal Collections	$36,138,921.06
Liquidation Proceeds	$33,940.97
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$40,550,391.88
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$40,550,391.88

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,010,285.72	$1,010,285.72	$—	$—	$39,540,106.16
Interest - Class A-1 Notes	$386,625.63	$386,625.63	$—	$—	$39,153,480.53
Interest - Class A-2 Notes	$881,500.00	$881,500.00	$—	$—	$38,271,980.53
Interest - Class A-3 Notes	$857,583.33	$857,583.33	$—	$—	$37,414,397.20
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$37,148,541.20
First Allocation of Principal	$—	$—	$—	$—	$37,148,541.20
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$37,106,244.20
Second Allocation of Principal	$8,031,905.63	$8,031,905.63	$—	$—	$29,074,338.57
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$29,044,097.24
Third Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$16,784,097.24
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,751,403.90
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$4,491,403.90
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,491,403.90
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$1,427,568.85
Owner Trustee, Indenture Trustee, and APR Fees & Expenses	$—	$—	$—	$—	$1,427,568.85
Remaining Funds to Certificates	$1,427,568.85	$1,427,568.85	$—	$—	$—
Total	$40,550,391.88	$40,550,391.88	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$23,655,761.38
Increase/(Decrease)	$(797,824.16)
Ending YSOC Amount	$22,857,937.22

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,188,687,101.60	$1,153,284,257.77
Note Balance	$1,185,836,163.40	$1,150,220,422.72
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,850,938.20	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$(212,896.85)	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	14	$61,746.93
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	14	$33,940.97
Monthly Net Losses (Liquidation Proceeds)			$27,805.96
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.12%
Current Collection Period			0.03%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$149,118.14
Cumulative Net Loss Ratio			0.01%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.11%	61	$1,305,093.58
60-89 Days Delinquent	0.01%	6	$95,607.88
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.12%	67	$1,400,701.46

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	2	$38,982.39
Total Repossessed Inventory	5	$99,394.48

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	6	$95,607.88
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		N/A
Second Preceding Collection Period		N/A
Preceding Collection Period		0.00%
Current Collection Period		0.01%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No